BUSINESS COMBINATIONS - Schedule of Consideration for the Acquisition of Romeo (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Proceeds from insurance premium financing		$ 6,637	$ 0	$ 0
Prepaid expenses and other current assets		$ 27,943	$ 15,891
Romeo Power, Inc
Business Acquisition [Line Items]
Fair value of Nikola common stock issued to Romeo shareholders	$ 67,535
Settlement of pre-existing relationships in the form of loan forgiveness	27,923
Settlement of pre-existing relationships in the form of accounts payable	(18,216)
Fair value of outstanding stock compensation awards attributable to pre-acquisition services	1,345
Total consideration transferred	$ 78,587
Issued or issuable, number of shares (in shares)	22.1
Price per share of common stock acquired (in dollars per share)	$ 3.06
Prepaid expenses and other current assets	$ 15,300
Nikola Corporation | Senior Loans | Romeo Power, Inc
Business Acquisition [Line Items]
Face amount	30,000
Incremental increase	20,000
Proceeds from insurance premium financing	12,500
Interest receivable	$ 100
Nikola Corporation | Senior Loans | Secured Overnight Financing Rate (SOFR) | Romeo Power, Inc
Business Acquisition [Line Items]
Basis spread on variable rate	8.00%